Receivables and Allowance for Credit Losses - EIP Receivables (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) classes segments	Dec. 31, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Portfolio segments | segments	2
Customer classes | classes	2
EIP receivables, gross	$ 3,960	$ 3,230
Unamortized imputed discount	(264)	(195)
EIP receivables, net of unamortized imputed discount	3,696	3,035
Allowance for credit losses	(132)	(121)
Equipment installment plan receivables, net	3,564	2,914
Equipment installment plan receivables, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equipment installment plan receivables, net	2,290	1,930
Equipment installment plan receivables due after one year, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equipment installment plan receivables, net	$ 1,274	$ 984